Risk management (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Demand deposits	R$ 35,714	R$ 31,351	R$ 39,574
Demand deposits Percentage	100.00%	100.00%	100.00%
Savings accounts	R$ 58,112	R$ 60,204	R$ 65,220
Savings accounts Percentage	100.00%	100.00%	100.00%
Time deposits	R$ 393,757	R$ 338,007	R$ 308,950
Time deposits Percentage	26.00%	28.00%	30.00%
Interbank deposit	R$ 4,264	R$ 4,010	R$ 4,001
Interbank deposit percentage	18.00%	26.00%	19.00%
Funds from acceptances and issuance of securities	R$ 142,553	R$ 122,916	R$ 88,089
Funds from acceptances and issuance of securities percentage	6.00%	5.00%	6.00%
Borrowings and Onlendings	R$ 87,236	R$ 76,749	R$ 90,709
Borrowings and Onlendings percentage	8.00%	9.00%	0.00%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	R$ 19,627	R$ 19,538	R$ 19,641
Subordinated Debts / Debt Instruments Eligible to Compose Capital percentage	0.00%	0.00%	0.00%
Total	R$ 741,263	R$ 652,775	R$ 616,184
Total percentage	29.00%	31.00%	33.00%
Customers Funding 0 Days 30 [Member]
IfrsStatementLineItems [Line Items]
Demand deposits	R$ 35,714	R$ 31,351	R$ 39,574
Savings accounts	58,112	60,204	65,220
Time deposits	103,519	95,523	92,496
Interbank deposit	779	1,043	763
Funds from acceptances and issuance of securities	8,820	6,139	5,621
Borrowings and Onlendings	6,711	7,081
Subordinated Debts / Debt Instruments Eligible to Compose Capital
Total	R$ 213,655	R$ 201,341	R$ 203,674